Finance costs, net (Tables)	12 Months Ended
Dec. 31, 2024
Finance costs, net
Schedule of finance costs, net

For the years ended December 31	2024	2023
Interest expense – debt and lease obligation	$5,618	$7,322
Interest income	(545)	(3,200)
Total finance costs, net	$5,073	$4,122